Note 7 - Intangibles (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Software and Web Development	Content Platform	Content Development	Total
Cost, January 1, 2017	$9,239,088	$1,477,112	$2,474,020	$13,190,220
Additions	482,706	-	1,107,713	1,590,419
Cost, June 30, 2017	$9,721,794	$1,477,122	$3,581,733	$14,780,639
Impairment	(482,707)	-	(1,107,713)	(1,590,420)
Cost, December 31, 2017	9,239,087	1,477,112	2,474,020	13,190,219
Cost, June 30, 2018	$9,239,088	$1,477,112	$2,474,020	$13,190,219

Accumulated depreciation, January 1, 201 7	$8,229,946	$1,477,112	$483,152	$10,190,210
Charge for the period	335,498	-	266,176	601,674
Accumulated depreciation, June 30, 2017	$8,565,444	$1,477,112	$749,328	$10,791,884
Charge for the period	221,626	-	228,628	450,254
Impairment	452,018	-	1,496,063	1,948,081
Accumulated depreciation, December 31, 2017	9,239,088	1,477,112	2,474,019	$13,190,219
Accumulated depreciation, June 30, 2018	$9,239,088	$1,477,112	$2,474,019	$13,190,219
Net book value, December 31, 2017	$-	$-	$-	$-
Net book value, June 30, 2018	$-	$-	$-	$-